Provisions for employees' benefits - Maturity of benefit obligation (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 COP ($)
2023
Disclosure of defined benefit plans
payment of post-employment obligations	$ 1,772,944
2023 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,158,416
2023 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	614,528
2024
Disclosure of defined benefit plans
payment of post-employment obligations	1,833,226
2024 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,187,807
2024 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	645,419
2025
Disclosure of defined benefit plans
payment of post-employment obligations	1,896,709
2025 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,212,665
2025 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	684,044
2026
Disclosure of defined benefit plans
payment of post-employment obligations	1,943,766
2026 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,225,740
2026 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	718,026
2027
Disclosure of defined benefit plans
payment of post-employment obligations	2,001,349
2027 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	1,245,109
2027 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	756,240
2028
Disclosure of defined benefit plans
payment of post-employment obligations	10,704,470
2028 | Pension and pension bonds
Disclosure of defined benefit plans
payment of post-employment obligations	6,380,585
2028 | Other
Disclosure of defined benefit plans
payment of post-employment obligations	$ 4,323,885